Expense Example - Class K - BlackRock CoreAlpha Bond Fund - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	81
Expense Example, with Redemption, 5 Years	151
Expense Example, with Redemption, 10 Years	$ 356